Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Deferred revenue and customer advances
Deferred revenue	¥ 30,508		¥ 23,195
Customer advances	35,139		17,168
Total	65,647		40,363
Less: current portion	(62,489)	$ (9,538)	(38,338)
Non-current portion	¥ 3,158	$ 482	¥ 2,025